Recapitalization	6 Months Ended
Jun. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Recapitalization
3.	Recapitalization
As discussed in Note 1, Description of Business, on the Closing Date, VGAC II completed the acquisition of Legacy Grove and acquired 100% of Legacy Grove’s shares and Legacy Grove received gross proceeds of $97.1 million, which includes proceeds from issuance of common stock upon the consummation of the Business Combination, including the Backstop Tranche 2 shares, and proceeds from the PIPE investment (as defined below). The Company recorded $23.8 million of transaction costs, which consisted of legal, accounting, and other professional services directly related to the Business Combination. Transaction costs were allocated on a relative fair value basis between the issuance of common stock, Public and Private Placement Warrants, Grove
Earn-Out
Shares, Downside Protection feature and Backstop Warrants (as defined below). Direct and incremental transaction costs allocated to equity-classified instruments have been recorded within equity as an offset against proceeds upon accounting for the consummation of the Business Combination in the condensed consolidated financial statements. Direct and incremental transaction costs allocated to liability-classified equity instruments were expensed in the condensed consolidated financial statements and included in other expense, net in the condensed consolidated statements of operations. The cash outflows related to these costs were presented as financing activities on the Company’s condensed consolidated statement of cash flows. On the Closing Date, each holder of Legacy Grove common stock received approximately 1.1760 shares of the Company’s Class B common stock, par value $
0.0001
per share. See Note
8
, Convertible Preferred Stock and Note
9
, Common Stock and Warrants for additional details of the Company’s equity balances
prior to and subsequent to the Business Combination.
All equity awards of Legacy Grove were assumed by the Company and converted into comparable equity awards that are settled or exercisable for shares of the Company’s Class B common stock. As a result, each outstanding stock option was converted into an option exercisable for the Company’s Class B common stock based on an exchange ratio of approximately 1.1760, each outstanding restricted stock unit was converted into restricted stock units of the Company that, upon vesting and issued, will be settled for shares of the Company’s Class B common stock based on an exchange ratio of approximately 1.1760 and each outstanding warrant to purchase Legacy Grove common stock or preferred stock was converted into a warrant to purchase shares of the Company’s Class B common stock based on an exchange ratio of approximately 1.1760.
Each public and private warrant of VGAC II that was unexercised at the time of the business combination was assumed by the Company and represents the right to purchase one share of the Company’s Class A common stock upon exercise of such warrant.
The Merger was accounted for as a reverse recapitalization with Legacy Grove as the accounting acquirer and VGAC II as the acquired company for accounting purposes. Legacy Grove was determined to be the accounting acquirer since Legacy Grove’s shareholders prior to the business combination had the greatest voting interest in the combined entity, Legacy Grove’s shareholders appointed the initial directors of the combined Board of Directors and control future appointments, Legacy Grove comprises all of the ongoing operations, and Legacy Grove’s senior management directs operations of the combined entity. Accordingly, all historical financial information presented in these condensed consolidated financial statements represents the accounts of Legacy Grove. Net assets were stated at historical cost consistent with the treatment of the transaction as a reverse recapitalization of Legacy Grove.
Earn-Out
At the closing of the Business Combination, Class B common stock shareholders (including Grove stock option, restricted stock unit, and warrant holders) were issued 13,999,960 shares of New Grove Class B Common Stock
(“Earn-Out
Shares”), which will vest (i) with respect to 7,000,173 of the
Earn-Out
Shares, upon the closing price of the Company’s Class A common stock equaling or exceeding $12.50 per share for any 20 trading days within any
30-trading-day
period and (ii) with respect to 6,999,787 of the
Earn-Out
Shares, upon the closing price of the Company’s Class A common stock equaling or exceeding $15.00 per share for any 20 trading days within any
30-trading-day
period. Such events can occur during a period of ten years following the Mergers (the
“Earn-Out
Period”).
If, during the
Earn-Out
Period, there is a Change of Control Transaction (as defined in the Merger Agreement), then all remaining triggering events that have not previously occurred and the related vesting conditions shall be deemed to have occurred.
If, upon the expiration of the
Earn-Out
Period, any
Earn-Out
Shares shall have not vested, then such
Earn-Out
Shares shall be automatically forfeited by the holders thereof and canceled by the Company. The settlement amount to be paid to the selling shareholders of the
Earn-Out
Shares can change and is not indexed to the Company’s stock. Due to the change in control event contingency and variable number of
Earn-Out
shares to be settled to the holders, the
Earn-Out
Shares fail the equity scope exception and are accounted for as a derivative in accordance with ASC 815 and it will be remeasured on a recurring basis at fair value, with changes in fair value recorded in the condensed consolidated statements of operations. As of June
30
,
2022
, the Company did not meet any
Earn-Out
thresholds.
PIPE Investment
On December 7, 2021, concurrently with the execution of the Merger Agreement, VGAC II entered into subscription agreements with certain investors (the “PIPE Investors”) to which such investors collectively subscribed for an aggregate of 8,707,500 shares of the Company’s Class A common stock at $10.00 per share for aggregate gross proceeds of $87,075,000 (the “PIPE Investment”). 8,607,500 shares of the Company’s Class A common stock have been issued for aggregate proceeds of $86,075,000, which consummated concurrently with the closing to the Business Combination.

Backstop Financing
On March 31, 2022, VGAC II entered into the Subscription Agreement (the “Backstop Subscription Agreement”) with Corvina Holdings Limited (the “Backstop Investor”) and Legacy Grove. As part of the Subscription Agreement, the Backstop Investor subscribed for and purchased 2,338,352 shares of Legacy Grove Common Stock (the “Backstop Tranche 1 Shares”) for aggregate proceeds of $27,500,000. The Company initially classified the Backstop Tranche 1 Shares as mezzanine (or temporary) equity on its balance sheet because the Backstop Tranche 1 Shares were contingently redeemable upon the occurrence of certain events not solely within the control of the Company that allow for the effective redemption of such shares in cash at the option of the holder. Upon Closing of the Business Combination, the Backstop Tranche 1 Shares were converted into 2,750,000 shares of Class A Common Stock and the Tranche 1 Share were no longer contingently redeemable. The Company has classified these shares in permanent equity on its balance sheet at June 30, 2022.
In addition, the Backstop Investor agreed to subscribe for and purchase, on the closing date of the Business Combination, certain shares of New Grove class A common stock at a purchase price of $10.00 per share (“Backstop Tranche 2 Shares”) for aggregate gross proceeds in an amount equal to (x) $22.5 million minus (y) the amount of aggregate cash remaining in VGAC II’s trust account, after deducting any amounts paid to VGAC II shareholders who exercise their redemption rights in connection with the Business Combination. The Company issued to the Backstop Investor, as of immediately following the closing of the Mergers, 1,671,524 Backstop Tranche 2 Shares for aggregate proceeds of $16,715,240.
The Backstop Subscription Agreement also provides that the Company will issue additional shares of Class A common stock to the Backstop Investor for Backstop Tranche 1 Shares and Backstop Tranche 2 Shares if the volume weighted average price of Class A common stock is less than $10.00 during the 10 trading days commencing on the first trading date after the Company’s first quarterly earnings call for the fiscal quarter ended June 30, 2022 (“Additional Shares”).
As part of the Backstop Subscription Agreement, the Company issued to the Backstop Investor 3,875,028 warrants to purchase New Grove Class A Common Stock (each warrant exercisable to purchase one share of New Grove Class A Common Stock for $0.01) (such warrants, the “Backstop Warrants”). The Backstop Warrants are exercisable by the Backstop Investor at any time on or before June 16, 2027, and are on terms customary for warrants of such nature. The Backstop Warrants were recorded in equity on the Company’s balance sheet at June 30, 2022.